COMMITMENTS AND CONTINGENCIES Contingent liability on sale of products (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Changes in the liability for product warranties
Balance, beginning of year	$ 5,951	$ 5,861
Provisions	4,180	5,260
Expenditures	(2,769)	(5,310)
Liabilities from acquisition of In Motion	0	140
Balance, end of year	$ 7,362	$ 5,951